CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities:
Net income (loss)	$ (440,294)	$ 10,748,033
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Change in fair value of warrant liability derivative	61,531	(246,125)
Change in fair value of convertible note derivative	52,873	(3,167,309)
Change in fair value of long-term and short-term note derivative	(103,185)	(11,152,870)
Change in fair value of contingent guarantee		839,775
Change in fair value of debenture derivative	837,888
Change in fair value of secured convertible note		89,535
Change in fair value of merger financing	(63,696)	63,195
Change in fair value of earnout liability	116,000	340,000
Change in fair value of subscription agreement	(1,798,624)	34,841
Change in fair value of stock payable		(196,151)
Change in fair value of Tau agreement	(334,549)	833,984
Late fee paid in shares to sellers		16,340
Non-cash interest in expense on financial instruments	1,342,569	1,403,503
Realized gain on Tau agreement		30,562
Other non-cash (gain) loss	61,438
Consulting expense paid with stock	267,741
Stock based compensation	155,411	2,578
Bank acquisition deposit write off		91,200
Depreciation expense		4,569
Amortization of intangibles	355,795	307,191
Allowance for bad debt	40	639
Net lease payments	9	(249)
Changes in operating assets and liabilities:
Cash deposits with clearing organization & other B/Ds	(750,000)
Receivables from brokers & dealers	(9,469,913)	(583,869)
Receivables from customers	(660,213)	652,455
Receivables from others	(1,294)	(57,235)
Advances & prepaid expenses	230,526	23,692
Other assets	(37,587)
Payables to customers	7,377,461	(153,100)
Payables to officers & directors	153,448	42,357
Payable to brokers & dealers	1,237,883	15,323
Accounts payable and accrued expenses	(920,453)	223,401
Commissions and payroll taxes payable	(8,625)	(51,617)
Deferred taxes	(160,986)	20,959
Trading deposits	(1,430)
Net cash provided by (used for) operating activities	(2,500,236)	175,607
Cash Flows from Investing Activities
Cash paid for purchase of Pacsquare	(65,000)	(65,000)
Net cash used for investing activities	(65,000)	(65,000)
Cash Flows from Financing Activities
Proceeds from Tau agreement		148,383
Proceeds from Convertible Notes, net of transaction cost	4,700,000
Proceeds from debenture, net of transaction cost	490,000
Proceeds from third party advances	200,000
Repayment of promissory notes	(249,555)
Net cash provided by financing activities	5,140,445	148,383
Net Change in Cash	2,575,209	258,990
Cash at beginning of period	29,609,219	27,307,886
Cash at end of period	32,184,428	27,566,876
Supplementary cash flow information:
Cash paid for interest	33,725	24,375
Supplemental cash flow information non-cash investing and financing activities:
Decrease in goodwill due to change in deferred tax liability		1,562,200
Initial shares issued under Tau agreement		441,524
Value of shares transferred by related parties to settle obligations		2,412,930
Shares issued to related party for settlement of accounts payable		803,860
Receivable from shares advanced under Tau agreement	205,238	154,619
Original issued discount included in convertible note	1,000,000
Initial value of derivative		113,044
Secured convertible notes
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion	9,591,650
Promissory Notes
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion	438,922
Short-term Merger Financing
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion	1,014,055
Merger financing
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion	1,666,382
Initial value of derivative		113,044
Sellers Notes
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion		367,426
Chardan Note
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion	959,764	325,000
Convertible note derivative
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion	352,067
Debenture derivative
Supplemental cash flow information non-cash investing and financing activities:
Shares issued for conversion	$ 382,154
Pacsquare
Supplemental cash flow information non-cash investing and financing activities:
Shares issued to purchase amounts included in accounts payable		$ 137,300